27. Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments And Risk Management Tables
Schedule of classification of financial instruments at fair value
	Measured at fair value through profit or loss		Loans and receivables (financing) (c)
	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Assets
Cash and cash equivalents (a)	434,295	269,797	592,567	292,410
Short-term investments (a)	955,589	431,233	-	-
Restricted cash	268,047	168,769	-	-
Derivatives assets	40,647	3,817	-	-
Trade receivables	-	-	936,478	760,237
Deposits (b)	-	-	655,244	756,810
Other assets	-	-	123,721	118,058

Liabilities
Debt	-	-	7,105,667	6,379,220
Suppliers	-	-	1,471,150	1,111,514
Derivatives liabilities	34,457	89,211	-	-
Operating leases	-	-	139,110	7,233

Schedule of derivative financial instruments
	Fuel	Foreign currency	Interest rate	Equity forward (**)	Total
Derivative assets (liabilities) as of December 31, 2015 (*)	—	1,766	(141,443)	—	(139,677)
Fair value variations:
Net gains (losses) recognized in profit or loss (a)	309	(40,931)	(1)	—	(40,623)
Losses recognized in other comprehensive income (loss)	—	—	(4,842)	—	(4,842)
Settlements during the year	3,508	39,165	57,075	—	99,748
Derivative assets (liabilities) as of December 31, 2016 (*)	3,817	—	(89,211)	—	(85,394)
Fair value variations:
Net gains recognized in profit or loss (a)	13,768	—	—	11,094	24,862
Losses recognized in other comprehensive income (loss)	35,505	—	(1,093)	—	34,412
Settlements (payments received) during the year	(12,443)	—	55,847	(11,094)	32,310
Derivative assets (liabilities) as of December 31, 2017 (*)	40,647	—	(34,457)	—	6,190

Changes in other comprehensive income (loss)
Balances as of December 31, 2015	—	—	(178,942)	—	(178,942)
Fair value adjustments during the year	—	—	(4,842)	—	(4,842)
Net reversal to profit or loss (b)	—	—	128,731	—	128,731
Tax effects	—	—	(92,179)	—	(92,179)
Balances as of December 31, 2016	—	—	(147,229)	—	(147,229)
Fair value adjustments during the year	35,505	—	(1,093)	—	34,412
Net reversal to profit or loss (b)	—	—	33,501	—	33,501
Balances as of December 31, 2017	35,505	—	(114,821)	—	(79,316)

Effects on profit or loss (a-b)	13,768	—	(33,501)	11,094	(8,639)

As of December 31, 2017
Recognized in operating costs an expenses	8,626	—	(11,548)	—	(2,922)
Recognized in financial results	5,142	—	(21,953)	11,094	(5,717)

As of December 31, 2016
Recognized in operating costs an expenses	—	—	(12,574)	—	(12,574)
Recognized in financial results	309	(40,931)	(116,158)	—	(156,780)

As of December 31, 2015
Recognized in operating costs an expenses	—	—	(13,150)	—	(13,150)
Recognized in financial results	(29,964)	102,696	(22,575)	—	50,157

Schedule of recycled to profit or loss
	2018	2019	2020	2021	2022	Thereafter
Interest rate	(14,028)	(15,099)	(14,062)	(12,328)	(11,013)	(48,291)
Fuel	35,505	-	-	-	-	-
Recycle expectation (*)	21,477	(15,099)	(14,062)	(12,328)	(11,013)	(48,291)

Schedule of company's foreign currency exposure
	12/31/2017	12/31/2016
Assets
Cash and cash equivalents, short-term investments and restricted cash	1,215,716	548,792
Trade receivables	126,140	104,800
Deposits	655,244	756,810
Derivatives	40,647	3,817
Other assets	-	10,184
Total assets	2,037,747	1,424,403

Liabilities
Short and long-term debt	4,593,169	3,596,379
Finance leases	1,476,151	1,718,012
Foreign suppliers	644,775	344,654
Derivatives	34,457	89,211
Operating leases	139,110	7,233
Total liabilities	6,887,662	5,755,489

Exchange exposure	4,849,915	4,331,086

Commitments not recorded in the statements of financial position
Future commitments resulting from operating leases	5,304,714	6,246,725
Future commitments resulting from firm aircraft orders	45,090,382	48,032,429
Total	50,395,096	54,279,154

Total foreign currency exposure - R$	55,245,011	58,610,240
Total foreign currency exposure - US$	16,700,426	17,983,566
Exchange rate (R$/US$)	3.3080	3.2591

Schedule of financial liability
	Less than 6 months	6 - 12 months	1 - 5 years	More than 5 years	Total
Short and long-term debt	369,496	793,376	2,651,018	3,291,777	7,105,667
Suppliers	1,245,352	3,772	222,026	-	1,471,150
Suppliers - Forfaiting	78,416	-	-	-	78,416
Derivatives liabilities	34,457	-	-	-	34,457
Operating leases	28,387	-	110,723	-	139,110
As of December 31, 2017	1,756,108	797,148	2,983,767	3,291,777	8,828,800

Short and long-term debt	499,542	335,748	2,654,007	2,889,923	6,379,220
Suppliers	1,097,997	-	13,517	-	1,111,514
Derivatives liabilities	89,211	-	-	-	89,211
Operating leases	3,215	4,018	-	-	7,233
As of December 31, 2016	1,689,965	339,766	2,667,524	2,889,923	7,587,178

Schedule of company's capital management
	12/31/2017	12/31/2016
Short and long-term debt	7,105,667	6,379,220
(-) Cash and cash equivalents	(1,026,862)	(562,207)
(-) Short-term investments	(955,589)	(431,233)
(-) Restricted cash	(268,047)	(168,769)
A - Net debt	4,855,169	5,217,011
B – Total deficit	(3,068,946)	(3,356,751)
C = (B + A) - Total capital and net debt	1,786,223	1,860,260

Schedule of hedged exposure
	1Q18	2Q18	3Q18	4Q18	Total 12M
Percentage of fuel exposure hedged	27%	10%	6%	5%	12%
Amount in barrels (thousand barrels)	855	360	220	163	1,598
Future rate agreed per barrel (US$)	51.89	51.33	51.46	51.58	51.67
Total in thousands of Brazilian Reais	146,760	61,124	37,453	27,813	273,120

Schedule of foreign currency risk
	Exchange rate	Effect on profit/loss
Net liabilities exposed to the risk of appreciation of the U.S. dollar (R$3.3080/US$1.00)	3.3080	(4,849,915)
Dollar depreciation (-50%)	1.6540	2,424,957
Dollar depreciation (-25%)	2.4810	1,212,479
Dollar appreciation (+25%)	4.1350	(1,212,479)
Dollar appreciation (+50%)	4.9620	(2,424,957)

Schedule of fluctuations in interest rates
	Financial debt net of short-term investments (a)		Derivatives (c)
Risk	Increase in the CDI rate	Decrease in the Libor rate	Decrease in the Libor rate
Referential rates	6.89%	1.69%	1.69%
Exposure amount (probable scenario) (b)	1,129,300	(287,608)	(34.457)
Possible adverse scenario (+25%)	90,595	(6,091)	(730)
Remote adverse scenario (+50%)	108,714	(7,309)	(876)

Schedule of classifications of the valuation method
		12/31/122017		12/31/2016
	Fair value level	Book value	Fair value	Book value	Fair value
Cash and cash equivalents	Level 2	434,295	434,295	269,797	269,797
Short-term investments	Level 1	32,701	32,701	41,104	41,104
Short-term investments	Level 2	922,888	922,888	390,129	390,129
Restricted cash	Level 2	268,047	268,047	168,769	168,769
Derivatives assets	Level 2	40,647	40,647	3,817	3,817
Derivatives liabilities	Level 2	(34,457)	(34,457)	(89,211)	(89,211)